Expense Example - Ashmore Emerging Markets Active Equity Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	104	382	682	1,533	648	963	1,300	2,251	305	694	1,209	2,623